UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 113.9%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,793,115
County/City/Special District/School District — 32.2%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,000	10,582,110
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,055,231
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,055,905
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,808,225
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,949,204
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	5,050	5,817,751
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/43	4,000	4,265,120
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,762,788
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	30,000	32,638,500
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,116,935
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,328,000
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,552,419
5.75%, 11/01/34	12,075	14,418,757
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement, Series E, 5.25%, 8/01/39	$3,700	$4,127,239
Los Angeles Community Redevelopment Agency California, RB, Bunker Hill Project, Series A (AGM), 5.00%, 12/01/27	7,000	7,174,090
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,015,740
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,684,700
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,643,750
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,698,412
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	900	1,051,587
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,772,301
5.75%, 5/01/42	4,500	5,231,565
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	23,300	25,262,792
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,518,906
West Contra Costa California Unified School District, GO:
Election of 2005, Series A (AGM), 5.00%, 8/01/35	5,000	5,106,900
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	5,817,211
Election of 2010, Series B, 5.50%, 8/01/39	3,195	3,572,873
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,797,725

		207,826,736

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Education — 10.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	$2,000	$2,262,060
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,117,785
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,486,126
5.75%, 8/01/35	8,400	9,693,936
University of California, RB, Election of 2004, Series D:
Limited Project, Series D (NPFGC), 5.00%, 5/15/41	13,000	14,146,340
Series L, 5.00%, 5/15/36	3,030	3,310,790
University of California, Refunding RB:
General, Series AI, 5.00%, 5/15/38	5,000	5,495,550
Limited Project, Series G, 5.00%, 5/15/37	22,250	24,133,017

		64,645,604
Health — 16.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	2,305	2,771,762
Series B, 6.25%, 8/01/39	6,305	7,185,115
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,620	9,208,746
Kaiser Permanente, Series A, 5.25%, 4/01/39	7,275	7,470,988
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,737,895
Sutter Health, Series A, 5.25%, 11/15/46	7,500	7,772,400
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,437,120
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,700	4,174,784
Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	10,000	10,800,600
Stanford Hospital, Series A-3, 5.50%, 11/15/40	3,065	3,466,025
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/42	$11,500	$12,225,535
Series B, 5.25%, 3/01/45	12,505	12,782,861
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	2,500	2,619,850
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,589,148
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,875,591

		105,118,420
State — 8.7%
California State Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,336,634
California State Public Works Board, RB:
California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,396,993
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,349,721
Series B, 5.00%, 10/01/39	7,965	8,553,693
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,000	5,992,700
6.00%, 4/01/35	125	147,158
6.00%, 4/01/38	28,095	33,032,134

		55,809,033
Transportation — 18.2%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	11,385,070
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,679,300
Series A, 5.00%, 5/01/29	6,435	7,075,347

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	$2,590	$2,979,717
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
5.25%, 5/15/39	5,835	6,573,478
Senior, 5.00%, 5/15/40	3,750	4,041,863
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,330,040
6.25%, 3/01/34	1,400	1,602,132
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A (AMBAC), 5.00%, 7/01/35	9,000	9,402,390
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	7,193,453
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,190	9,290,818
Senior Series B, 5.75%, 7/01/39	2,650	3,022,246
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	15,196,689
Senior Series B, AMT (AGM), 5.25%, 7/01/33	19,530	20,642,233
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,530	6,310,836
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,500	2,600,150

		117,325,762
Utilities — 28.1%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,534,554
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,297,620
City of Napa California Water Revenue, RB (AMBAC), 5.00%, 5/01/35	9,100	9,475,284
Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of San Francisco California Public Utilities Commission Water, RB, Series B, 5.00%, 11/01/30	$10,000	$11,329,400
County of Sacramento California Sanitation Districts Financing Authority, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	4,500	4,738,005
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,836,200
East Bay Municipal Utility District, RB:
Series A (NPFGC), 5.00%, 6/01/32	11,935	13,170,392
Series A (NPFGC), 5.00%, 6/01/37	6,670	7,351,941
Sub-Series A (NPFGC), 5.00%, 6/01/35	12,070	12,561,611
Sub-Series A (AGM), 5.00%, 6/01/37	11,190	12,334,066
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/33	5,000	5,523,950
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,505	2,797,258
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,189,000
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	9,500	10,331,440
Los Angeles Department of Water & Power, RB, Series A, 5.38%, 7/01/38	9,375	10,639,687
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	16,000	17,592,000
Metropolitan Water District of Southern California, RB, Series A:
5.00%, 7/01/35	12,870	13,445,418
5.00%, 7/01/37	5,500	6,009,795
Metropolitan Water District of Southern California, Refunding RB, Series C, 5.00%, 7/01/35	2,515	2,825,477
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,060	1,206,937

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A (concluded):
5.25%, 5/15/39	$10,000	$11,232,900
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,162,101

		181,585,036
Total Municipal Bonds — 113.9%		735,103,706

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)
California — 39.0%
County/City/Special District/School District — 21.3%
County of Alameda California Joint Powers Authority, Refunding LRB (AGM), 5.00%, 12/01/34	13,180	14,545,975
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, Capital Project 14 (BHAC), 5.00%, 10/01/34	7,917	8,332,062
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	18,321,687
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	10,000	10,879,500
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,367,954
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	13,160,390
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	12,072,739
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,181,300
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,398,090
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,763,500
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (a)	Par (000)	Value
California (concluded)
County/City/Special District/School District (concluded)
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	$17,770	$19,126,739

		137,149,936
Education — 4.9%
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,875,755
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,705,440
Series O, 5.75%, 5/15/34	11,190	13,040,975

		31,622,170
Transportation — 5.3%
San Francisco Bay Area Rapid Transit District, Refunding RB, Drivers, Series 2641Z (NPFGC), 5.00%, 1/01/24	23,100	24,039,015
San Mateo County Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,407,300

		34,446,315
Utilities — 7.5%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	16,740	18,615,382
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	16,104,794
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	8,121,075
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,600,078

		48,441,329
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 39.0%		251,659,750
Total Long-Term Investments (Cost — $921,095,872) — 152.9%		986,763,456

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Short-Term Securities — 0.8%	Shares	Value
BIF California Municipal Money Fund, 0.00% (b)(c)	5,109,337	$5,109,337
Total Short-Term Securities (Cost — $5,109,337) — 0.8%		5,109,337

Value
Total Investments (Cost — $926,205,209*) — 153.7%	$991,872,793
Other Assets Less Liabilities — 4.3%	27,480,174
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6%)	(120,032,602)
VMTP Shares, at Liquidation Value — (39.4%)	(254,000,000)

Net Assets Applicable to Common Shares — 100.0%	$645,320,365

*	As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$806,469,478

Gross unrealized appreciation	$66,338,671
Gross unrealized depreciation	(939,826)

Net unrealized appreciation	$65,398,845

Notes to Schedule of Investments

(a)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
BIF California Municipal Money Fund	501,963	4,607,374	5,109,337	$204

(c)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(600)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$74,653,125	$95,373

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$986,763,456	—	$986,763,456
Short-Term Securities	$5,109,337	—	—	5,109,337

Total	$5,109,337	$986,763,456	—	$991,872,793

[1] See above Schedule of Investments for values in each sector.

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$95,373	—	—	$95,373
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$792,000	—	—	$792,000
Liabilities:
TOB trust certificates	—	$(120,004,470)	—	(120,004,470)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	$792,000	$(374,004,470)	—	$(373,212,470)

There were no transfers between levels during the period ended April 30, 2014.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2014	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 23, 2014